Financial Risk Management - Contractual Maturities of Financial Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable - trade, carrying amount	₩ 351,711	₩ 402,445
Borrowings, carrying amount	382,817	175,521
Debentures, carrying amount	7,086,187	7,194,206
Accounts payable - other and others, carrying amount	4,865,519	₩ 4,842,734
Non-derivative financial liabilities, carrying amount	12,686,234
Accounts payable - trade, contractual cash flows	351,711
Borrowings, contractual cash flows	397,776
Debentures, contractual cash flows	8,230,952
Accounts payable - other and others, contractual cash flows	5,030,105
Non-derivative financial liabilities, contractual cash flows	14,010,544
Less than 1 year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable - trade, contractual cash flows	351,711
Borrowings, contractual cash flows	177,910
Debentures, contractual cash flows	1,682,206
Accounts payable - other and others, contractual cash flows	3,519,489
Non-derivative financial liabilities, contractual cash flows	5,731,316
1-5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, contractual cash flows	219,866
Debentures, contractual cash flows	3,675,178
Accounts payable - other and others, contractual cash flows	1,093,611
Non-derivative financial liabilities, contractual cash flows	4,988,655
More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures, contractual cash flows	2,873,568
Accounts payable - other and others, contractual cash flows	417,005
Non-derivative financial liabilities, contractual cash flows	₩ 3,290,573